Subsequent events (Details Narrative) - USD ($)		1 Months Ended
	Nov. 06, 2024	Jul. 30, 2024	Aug. 26, 2024
Warrant issued			3,433,167
Warrant exercise price			$ 0.75
Ordinary shares issued		3,433,167
Ordinary per share		$ 0.30
Net proceeds from share issued		$ 800,000
Subsequent Event [Member]
Warrant issued	12,874,377
Proceeds from warrant	$ 769,480
Warrants remained outstanding	10,748,751
Warrant exercise price	$ 0.20
Warrant exercise	3,847,401